AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON
                     February 3, 1997
       Reg. ICA No. 811-08049         File No. 33-
---------------------------------------------------------

                   	SECURITIES AND EXCHANGE COMMISSION
                       	WASHINGTON, D.C.  20549
	                      -------------------------
                              	FORM N-1A

                                                                 ----
       	REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	/	x /
                                                                ----
                                                     ----
                       	Pre-Effective Amendment No.	/   /
                                                    ----
			                                                  ----
                      	Post-Effective Amendment No. /   /
                                                    ----

                                 	and

                    	REGISTRATION STATEMENT UNDER THE  ----
                     	INVESTMENT COMPANY ACT OF 1940 	/ X /
                                                      ----
                                             ----
                             	Amendment No. /   /
	                                           ----

                     ---------------------------------


                           	RENAISSANCE FUNDS
            	(Exact Name of Registrant as Specified in Charter)

                          	325 Greenwich Avenue
                      	Greenwich, Connecticut 06830
            	(Address of Principal Executive Office)  (Zip Code)

   	Registrant's Telephone Number, including Area Code:  (203) 622-2978

                        	Linda R. Killian, C.F.A.
                    	Renaissance Capital Corporation
                         	325 Greenwich Avenue
                      	Greenwich, Connecticut 06830


                                	Copy to:
                         	Susan Penry-Williams, Esq.
                     	Kramer, Levin, Naftalis & Frankel
                            	919 Third Avenue
                         	New York, New York 10022
                  	(Name and Address of Agent for Service)

              ---------------------------------------------

   	Approximate date of proposed public offering: As soon as practicable after this registration statement becomes effective.

             -----------------------------------------------

   	An indefinite number of shares of beneficial interest of the Registrant is being registered by this Registration Statement pursuant to Rule 24f-2 under the Investment Company Act of 1940.

             ------------------------------------------------

   	The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with
Section 8(a) of the Securities Act of 1933 or until the Registration
Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

                         	RENAISSANCE FUNDS
                       	CROSS-REFERENCE SHEET


  		(Pursuant to Rule 404 showing location in each form of Prospectus of the responses to the Items in Part A and location in each form of Prospectus and the Statement of Additional Information of the responses to the Items in
Part B of Form N-1A).

Form N-1A Part A Item                        Prospectus Caption
---------------------                        ------------------

1.	Cover Page................................Cover Page

2.	Synopsis..................................Expense Table; Prospectus
                                             Summary

3.	Condensed Financial Information...........Inapplicable

4.	General Description of Registrant.........Prospectus Summary; Investment
                                             Objective; Investment Policies
                                             and Techniques; Additional
                                             Information

5.	Management of the Fund....................Additional Information

5A.	Management's Discussion of Fund
Performance..................................Inapplicable

6.	Capital Stock and Other Securities........Investing in the IPO Fund; How
                                             to Redeem IPO Fund Shares;
                                             Dividends and Distributions;
                                             Additional Information

7.	Purchase of Securities Being
Offered......................................Prospectus Summary; Investing
                                             in the IPO Fund; How to Redeem
                                             IPO Fund Shares

8.	Redemption or Repurchase..................Prospectus Summary; Investing
                                             in the IPO Fund; How to Redeem
                                             IPO Fund Shares

9.	Pending Legal Proceedings.................Inapplicable

Form N-1A Part B Item                        Prospectus Caption
---------------------                        ------------------

10.	Cover Page...............................Cover Page

11.	Table of Contents........................Table of Contents

12.	General Information and History..........Additional Information

13.	Investment Objectives and Policies.......Investment Objectives, Policies
                                             and Techniques

14.	Management of the Fund...................Trustees and Officers

15.	Control Persons and Principal
Holders of Securities........................Inapplicable

16.	Investment Advisory and Other
Services.....................................Investment Advisory and Other
                                             Services

17.	Brokerage Allocation and Other
Practices....................................Brokerage Arrangements

18.	Capital Stock and Other Securities.......How to Buy Shares; How to Redeem
                                             Shares; Valuation of Securities

19.	Purchase, Redemption and Pricing
of Securities Being Offered..................How to Buy Shares; How to Redeem
                                             Shares; Valuation of Securities

20.	Tax Status...............................Taxes

21.	Underwriters.............................Investment Advisory and Other
                                             Services

22.	Calculation of Performance Data..........Performance Information

23.	Financial Statements.....................Financial Statements



Part C

   	Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C to this Registration Statement.

                       	RENAISSANCE IPO FUND

                       	325 Greenwich Avenue
	                       Greenwich, CT 06830

                     	Telephone: 1-888-IPO-FUND
                    	E-Mail: ipofund@netaxis.com
                     	Internet: www.ipo-fund.com



                           	PROSPECTUS

                                   	, 1997








RENAISSANCE IPO FUND (the "IPO Fund") is a series of Renaissance
Funds, a Delaware Trust, operating as a diversified, open-end investment company.

The IPO Fund seeks appreciation of capital. It pursues this objective by investing in the stocks of companies engaged in an initial public offering ("IPO") and public companies affected by the IPOs. As used in this Prospectus, an IPO refers to both the sale of shares by a company for the first time to the public and subsequent trading in those shares for a period of three years.

This Prospectus describes information about the IPO Fund that an investor ought to know before investing. You should read it and keep it for future reference. More information about the IPO Fund is contained in a Statement
of Additional Information dated        , l997 and filed with the Securities
and Exchange Commission (the "SEC"). It may be obtained free of charge by calling the Renaissance Funds at 1-888-IPO-FUND, Extension ____, (E-
Mail _______________) or by writing the IPO Fund at the above address.
The Statement of Additional Information, which may be revised from time to time, is incorporated by reference in this Prospectus.




THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION
PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

EXPENSE TABLE

The following table sets forth certain information about the costs and expenses that a shareholder of the IPO Fund will incur, directly or indirectly, when investing in the IPO Fund.

 	Shareholder Transaction Expenses:
	 (as a percentage of offering price)

 	Maximum Sales Load on Purchases....................................None

 	Maximum Sales Load Imposed on Reinvested Dividends.................None

 	Deferred Sales Load................................................None

 	Redemption Fees....................................................None


 	Annual Fund Operating Expenses:
	 (as a percentage of average net assets)

 	Management Fees.....................................................1.50%

 	12b(1) Fees (c)..................................................... .50%

 	Other Expenses (estimated) (a)...................................... .__%

 	Total Fund Operating Expenses....................................... .__%

Example: (b)

You would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each period:

      		One Year                    Three Years

   	   	$_____                      $_____

(a) The IPO Fund is newly organized and has no operating history. The percentages set forth in the table above under the caption "Other Expenses" have been estimated based on the expected asset levels and the amount of expenses expected to be incurred during the current fiscal period ending December 31, 1997. Actual expenses may be higher or lower than estimated.

(b)	This example should not be considered a representation of past or future
IPO Fund expenses or performance. Moreover, the IPO Fund's actual performance will vary and may result in an actual return greater or lesser than 5%.

(c) A long-term shareholder should consider that the fees and costs it will incur under the 12b-1 plan may result in the shareholder paying more over time than the equivalent of the maximum front-end sales charges permitted by the rules and regulations of the National Association of Securities Dealers, Inc.

                        	PROSPECTUS SUMMARY

The information below is qualified in its entirety by the detailed information appearing elsewhere in this Prospectus and Statement of Additional Information.


THE IPO FUND
Renaissance IPO Fund is a series of Renaissance Funds, a Delaware trust, operating as a registered, diversified, open-end investment company.


INVESTMENT OBJECTIVE
The IPO Fund seeks appreciation of capital. It pursues this objective by investing in the stocks of IPOs and public companies affected by IPOs.

The IPO Fund gives individual investors the opportunity to invest in a diverse selection of IPOs that they would not necessarily have access to as individuals acting alone. The IPO Fund relies on specialized IPO research provided by Renaissance Capital Corporation ("Renaissance"), the IPO
Fund's Investment Adviser and a leading provider of institutional research on IPOs.


MANAGEMENT OF THE IPO FUND
Renaissance, a registered investment adviser, serves as the IPO Fund's investment adviser. The principals of Renaissance each have more than 17 years of portfolio management, security analysis and relevant corporate finance experience. Renaissance specializes in researching IPOs and has been providing its proprietary research, primarily to institutional investors, since 1992. Renaissance is internationally recognized as a leading provider of research on initial public offerings.

Renaissance has analyzed and built a proprietary database of more than 1,700 IPOs and 3,400 directly analogous already-public companies whose valuations were directly affected by the IPO. Renaissance believes it is the leading provider of such research to institutional investors. This research and statistical information on IPOs will be used in selecting securities for the IPO Fund. (See "Management of the IPO Fund")


MINIMAL INITIAL INVESTMENT
The minimum initial investment in the IPO Fund is $2,500 ($500 for an IRA or Uniform Gift to Minors Act account) and the minimum subsequent investment is $100. (See "Investing in the IPO Fund")


RISKS
Investing in IPOs entails special risks, including limited operating history of the companies, unseasoned trading, high portfolio turnover and limited liquidity. (See "Investment Objective")

INVESTMENT OBJECTIVE
The IPO Fund seeks appreciation of capital. It pursues this objective by investing in a diversified portfolio of IPOs and related public companies affected by IPOs. Investment in the IPO Fund may be best suited to individuals who are not concerned with or do not require current income. There is no assurance that the IPO Fund will achieve its investment objective.

For the purpose of this Prospectus, an IPO refers to both the sale of shares by a company for the first time to the public and subsequent trading in those shares for a period of three years. Companies are generally considered to be IPOs for at least three years following their first offering to the public for reasons of lack of independent research, unseasoned trading, limited float, and limited operating history, all of which distinguish these companies from the companies that trade in the broader stock market, e.g. those comprising the Standard and Poor's 500. Additionally, the occasion of an IPO may directly affect the valuations of similar publicly traded companies. This occurs because underwriters, when determining the projected price of an IPO, use the valuations of similar public companies as benchmarks. Related companies eligible for the IPO Fund include these comparable companies that securities industry professionals may have identified as benchmarks in valuing IPOs.

Due to intense demand for a limited number of shares, individual investors acting alone may have difficulty obtaining shares of IPOs at the offering price. In addition, individual investors may also be limited to those IPOs underwritten by the broker with whom the individual investor has his or her account. By virtue of its size and institutional nature, the IPO Fund may have greater access to IPOs at the offering price.

Additionally, IPOs lack independent research.   Prior to an IPO and for a
period of time thereafter, underwriters and brokerage firms involved in the underwriting are prohibited from providing any commentary or disseminating research on these companies to the general public. Future research distributed by an underwriter may not be considered to be independent due to the financial benefits derived from the underwriting. The IPO Fund will have the benefit of Renaissance's research and statistical information on IPOs in selecting securities for its portfolio. This research, which is performed prior to the pricing of an IPO, analyzes the business fundamentals, financial results, management control issues and proposed valuation of the IPO. In addition, Renaissance compares the IPO to financially or competitively analogous publicly traded comparable companies. Through this process, Renaissance decides whether the IPO is a potentially good investment or whether one of the related comparable companies is more attractive.

Additionally, Renaissance employs proprietary statistical information on IPO performance trends, number of pending IPOs, industry sectors, and valuation trends to determine the overall tone of market activity. Other information sources used by Renaissance may include the IPO's prospectus filed with the SEC, discussions and meetings with management, periodic corporate financial reports, press releases, general economic and industry data supplied by government agencies and trade associations, and research reports prepared by broker/dealers.

Special Risks of IPOs

By definition, IPOs have not traded publicly until the time of their offerings. Special risks associated with IPOs may include a limited number of shares available for trading, unseasoned trading, lack of investor knowledge of the company, and limited operating history, all of which may contribute to price volatility. The limited number of shares available for trading in some IPOs may make it more difficult for the IPO Fund to buy or sell significant amounts of shares without an unfavorable impact on prevailing prices. In addition, some IPOs are involved in relatively new industries or lines of business, which may not be widely understood by investors. Some of the companies involved in new industries may be regarded as developmental stage companies, without revenues or operating income, or the near-term prospects of such. Foreign initial public offerings are subject to foreign political and currency risks.

INVESTMENT POLICIES AND TECHNIQUES

The IPO Fund will invest principally in the equity securities of IPOs and related public companies whose valuations may be affected by an IPO. Investments may be in both large and small capitalization companies. The IPO Fund seeks to invest under normal conditions at least 65% of its total assets in securities of IPOs and related companies. The IPO Fund may modify the policies and techniques described herein without shareholder approval unless a policy is expressly deemed to be changeable only by shareholder vote.

THE FOLLOWING PROVIDES A BRIEF DESCRIPTION OF SOME OF THE TYPES OF SECURITIES IN WHICH THE IPO FUND MAY INVEST INCLUDING CERTAIN TRANSACTIONS IT MAY ENTER INTO AND TECHNIQUES IT MAY USE:

Short Term Obligations

When market or economic conditions are unfavorable, the IPO Fund may assume a defensive position by temporarily investing up to 100% of its assets in cash, high quality money market instruments, such as short-term U.S. government obligations, commercial paper, or repurchase agreements, seeking to protect its assets until conditions stabilize.

Investment in Foreign Issuers

The IPO Fund will invest primarily in securities of companies domiciled in the United States, but the IPO Fund may also invest up to 25% of its assets, measured at the time of investment, in securities of foreign issuers. Such investments will be made either directly in such issuers or indirectly through American Depository Receipts ("ADRs"), American Depository Shares ("ADSs") or closed-end investment companies. However, investments in foreign domiciled companies may be made without limitation, provided that the securities are registered with the SEC and trade on a U.S. stock exchange.

Foreign securities involve inherent risks that are different from those of domestic issuers, including political or economic instability of the issuer or the country of issue, changes in foreign currency and exchange rates and the possibility of adverse changes in investment or exchange control regulations. Currency fluctuations will affect the net asset value of the IPO Fund irrespective of the performance of the underlying investments in foreign issuers. Typically, there is less publicly available information about a foreign company than about a U.S. company and foreign companies may be subject to less stringent auditing and reporting requirements.

Put, Call Options and Futures Contracts

The IPO Fund may buy and sell call and put options to hedge against changes in net asset value or to attempt to realize a greater current return. In addition, through the purchase and sale of futures contracts and related options, the IPO Fund may at times seek to hedge against fluctuations in net asset value and to attempt to increase its investment return.

Index Futures and Options

The IPO Fund may buy and sell index futures contracts ("index futures") and options on index futures and on indices for hedging purposes (or may purchase warrants whose value is based on the value from time to time of one or more foreign securities indices). An index future is a contract to buy or sell units of a particular bond or stock index at an agreed price on a specified future date. Depending on the change in value of the index between the time when the IPO Fund enters into and terminates an index futures or option transaction, the IPO Fund realizes a gain or loss. The IPO Fund may also buy and sell index futures and options to increase its investment return.

Illiquid Investments and Restricted Securities

The IPO Fund may invest up to 15% of its net assets in illiquid investments (investments that cannot readily be sold within seven days) including restricted securities which do not meet the criteria for liquidity established by the Board of Trustees. Renaissance, under the supervision of the Board of Trustees, determines the liquidity of the IPO Fund's investments. The absence of a trading market can make it difficult to ascertain a market value for illiquid investments. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses. Restricted Securities are securities which cannot be sold to the public without registration under the Securities Act of 1933. Unless registered for sale, these securities can only be sold in privately negotiated transactions or pursuant to an exemption from registration.

Short Selling

The IPO Fund may from time to time sell securities short. A short sale is a transaction in which the IPO Fund sells borrowed securities in anticipation of a decline in the market price of the securities. The IPO Fund may make a profit or incur a loss depending on whether the market price of the security decreases or increases between the date of the short sale and the date on which the IPO Fund must replace the borrowed security. All short sales must be fully collateralized, and the IPO Fund will not sell securities short if, immediately after and as a result of the sale, the value of all
securities sold short by the IPO Fund exceeds 25% of its total assets.   The
IPO Fund may also engage in a technique known as selling short "against the box". Such a transaction serves to defer gain or loss for Federal income tax purposes. When selling short "against the box", the IPO Fund will own an equal amount of securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as and in an amount equal to, the securities sold short.

Repurchase Agreements

Under the terms of a repurchase agreement, the IPO Fund acquires securities from financial institutions or registered broker-dealers, subject to the seller's agreement to repurchase such securities at a mutually agreed upon date and price. The seller is required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). If the seller were to default on its repurchase obligation or become insolvent, the IPO Fund would suffer a loss to the extent that the proceeds from a sale of the underlying portfolio securities were less than the repurchase price, or to the extent that the disposition of such securities by the IPO Fund was delayed pending court action. Repurchase agreements are considered to be loans by the staff of the SEC.

Convertible Securities

The IPO Fund may invest in all types of common stocks and equivalents (such as convertible debt securities and warrants) and preferred stocks of IPOs and related companies. The IPO Fund may invest in convertible securities which may offer higher income than the common stocks into which they are convertible. The convertible securities in which the IPO Fund may invest consist of bonds, notes, debentures and preferred stocks which may be converted or exchanged at a stated or determinable exchange ratio into underlying shares of common stock.

Securities Lending

For incremental income purposes, the IPO Fund may lend its portfolio securities constituting up to 33 1/3% of its total assets to U.S. or foreign banks or broker/dealers which have been rated within the two highest grades assigned by Standard & Poor's Corporation or Moody's Investors Service or which have been determined by Renaissance to be of equivalent quality. Renaissance is responsible for monitoring compliance with this rating standard during the term of any securities lending agreement. With any loan of portfolio securities, there is a risk that the borrowing institution will fail to redeliver the securities when due. However, loans of securities by the IPO Fund will be fully collateralized at all times by at least 100% of the current market value of the lent securities. This policy may not be changed without shareholder approval.

Leverage

The IPO Fund may, from time to time, use borrowed money to increase its portfolio positions in an amount not to exceed 33 1/3% of its total assets. Investment gains realized with borrowed funds that exceed the cost of such borrowings (including interest costs) will cause the net asset value of IPO Fund shares to increase more dramatically than would otherwise be the case.
 On the other hand, leverage can cause the net asset value of the IPO Fund shares to decrease more rapidly than normal if the securities purchased with borrowed money decline in value or if the investment performance of such securities does not cover the cost of borrowing.

Portfolio Turnover

The IPO Fund may make short-term investments when it is deemed desirable to do so. The IPO Fund may, from time to time, sell a security without regard to the length of time that it has been held to realize a profit or to avoid an anticipated loss. Short-term transactions produce higher portfolio turnover rates than would otherwise be the case, resulting in the likelihood of larger expenses (including brokerage commissions) than are incurred by mutual funds which engage primarily in long-term transactions. The IPO Fund's portfolio turnover rate will fluctuate annually and may exceed 200% in any given year.

MANAGEMENT OF THE IPO FUND

Investment Adviser

Renaissance, located at 325 Greenwich Avenue, Greenwich, CT, 06830, serves as the investment adviser pursuant to an Investment Advisory Agreement (the "Investment Advisory Agreement"), which provides that Renaissance will furnish continuous investment advisory services and management to the IPO Fund, subject to the overall authority of the IPO Fund's Board of Trustees.

Renaissance specializes in researching IPOs and has been providing its proprietary research, primarily to institutional investors, since 1992. Renaissance is internationally recognized as a leading provider of research on initial public offerings. Renaissance has analyzed and built a proprietary database of more than 1,700 IPOs and 3,400 directly analogous already-public companies whose valuations were directly affected by the IPO. Renaissance believes it is the leading provider of such research to institutional investors. This research and statistical information on IPOs will be used in selecting securities for the IPO Fund.

Renaissance supervises and manages the investment portfolio of the IPO
Fund and directs the day-to-day management of the IPO Fund's investment portfolio. Since 1992, Renaissance has been providing research on IPOs to certain institutional investors for an annual retainer fee. This research is provided to institutional clients prior to the pricing of each IPO. In addition, Renaissance makes full-length and abridged versions of its original research available to a wide group of investors through various electronic delivery media. Although Renaissance has had much experience in advising institutional investors, it has not previously provided investment advisory services to registered investment companies or to individuals.

Under the Investment Advisory Agreement, Renaissance at its own expense furnishes office space and all necessary office facilities, equipment and executive personnel for making the investment decisions necessary for managing the IPO Fund and maintaining its organization. Renaissance will pay the salaries and fees of all officers and directors of the IPO Fund (except for fees paid to disinterested directors). For the foregoing, Renaissance will receive an annual fee of 1.5% on the average daily net assets of the IPO Fund. The rate of the advisory fee is higher than that paid by investment companies on average, but is similar to the advisory fees of certain research-intensive, aggressive growth funds.

Portfolio Managers

The principals of Renaissance each have more than 17 years of relevant portfolio management, securities analysis and corporate finance experience prior to forming Renaissance.

Linda R. Killian, C.F.A.

Founder and Principal of Renaissance, her 17 year professional experience spans investment management and equity research.

Before forming Renaissance, she was a portfolio manager and analyst with Wertheim Schroder Investment Services, where she managed broadly diversified equity and balanced accounts for pension, high net worth and not-for-profit organizations. Her analytic coverage included health care, retail, telecommunications services, consumer products and media. Prior to Wertheim Schroder, she was a portfolio manager and equity analyst with Citicorp Investment Management where she created, managed and researched the Medium Capitalization Stock Fund, one of the first investment vehicles focusing on the mid-cap sector. Over the six years at Citicorp, she also covered a variety of industries as an analyst, including telecommunication services, special situations, multi-industry companies and mid-capitalization companies. Before joining Citicorp, she was a member of the Utility Corporate Finance Group at The First Boston Corporation, where she was involved in numerous utility debt and equity financings and specialized in financial issues pertaining to diversification and deregulation. As a public utility finance professional, she appeared as an expert witness before public utility commissions and published articles on deregulation in industry journals.

Ms. Killian earned an M.B.A. from the Wharton School in 1979 and a B.A. from New York University in 1972, where she was designated an Outstanding Scholar. She is a Chartered Financial Analyst and is active in the New York Society of Security Analysts.

Kathleen Shelton Smith

Founder and Principal of Renaissance, her 17-year professional career has focused on providing investment banking services to and equity research on technology and emerging growth companies. Her industry expertise is broad including technology, communications, health care and industrial companies.

Prior to forming Renaissance in 1991, she was a director of Merrill Lynch Capital Markets' Technology and Emerging Growth Investment Banking
Group. Her experience includes mergers and acquisitions and numerous public equity offerings. She has been the investment banker for many IPOs including Cabletron Systems, EMC Corporation and United States Cellular. Over the years she has been a keynote speaker at many of the highly-regarded Technologic Conferences including the conferences on Personal Computers, Communications, Software and Semiconductors.

Ms. Smith earned an M.B.A. from the Wharton School in 1979 and B.A., Phi Beta Kappa, from Pennsylvania State University in 1976. She is certified by the NASD as a general securities principal.

William K. Smith

Founder and President of Renaissance, his 18 year professional experience covers equity research, investment banking, financial restructuring and management consulting.

Prior to forming Renaissance, he was an investment banking senior vice president at Kidder Peabody where he was a founding member of Kidder's Financial Restructuring Group. This group was involved in many significant and complex restructuring assignments. His industry experience spans health care, electrical equipment, retail, steel, energy, automobile, technology, publishing, banking and insurance. He was a vice president in the Corporate Finance Group at Bear Stearns prior to Kidder Peabody. While at Bear
Stearns, he specialized in corporate restructurings, valuations and mergers & acquisitions. Before that, he was a senior manager in management consulting at the Touche Ross Financial Services Center where he specialized in valuations and M&A for a broad cross section of clients. He is the author of "Strategic Growth Through Mergers and Acquisitions", which was published by Prentice Hall in the United States and Japan.

Mr. Smith earned an M.B.A. in finance from the Wharton School in 1978 and a B.S. in Electrical Engineering from Villanova University in 1973. He is certified by the NASD as a general securities principal and a financial and operations principal.

FUND BROKERAGE AND TRADING

The IPO Fund may pay a portion of its total brokerage commissions to Renaissance Capital Investments, Inc. (the "Broker/Dealer"), an affiliate of Renaissance. The Broker/Dealer will clear transactions through unaffiliated broker/dealers. The IPO Fund will trade directly with dealers making the most favorable market (both in terms of price and number of shares) at net prices to the IPO Fund. In regard to transactions on the New York Stock Exchange or other exchanges, the IPO Fund will select a broker believed to have the ability to execute orders at favorable prices and at competitive commission rates. Neither the IPO Fund nor Renaissance, which manages the IPO Fund's trading operations, are obligated to select a certain broker solely on the basis of commission rates to be paid, but rather seek a broker on the basis of the most favorable execution, net of commissions. It is anticipated that the Broker/Dealer will receive commissions at competitive rates from the IPO Fund in connection with orders executed on an agency basis on stock exchanges. The IPO Fund may allocate certain commissions to brokers for research and other investment services benefiting the IPO Fund.

Renaissance is authorized to place portfolio transactions with brokerage firms participating in the distribution of shares of the IPO Fund if it reasonably believes that the quality of the execution and the commission are comparable to that available from other qualified brokerage firms. Renaissance is authorized to pay higher commissions to brokerage firms that provide it with investment and research information than to firms which do not provide such services if Renaissance determines that such commissions are reasonable in relation to the overall services provided.

Section 10(f) of the 1940 Act generally prohibits an investment company from acquiring, during the existence of any underwriting or selling syndicate, any securities the principal underwriter of which is affiliated with the investment company's investment adviser. Rule 10f-3, however, permits an investment company to purchase such securities if certain procedures are followed. These conditions include (i) that the securities to be purchased are part of a registered offering or are municipal securities; (ii) the securities are purchased at not more than the public offering price; (iii) the securities are offered pursuant to an underwriting agreement; (iv) the commissions paid are fair and reasonable; (v) the securities meet certain qualifications and ratings; (vi) the amount of securities purchased are limited to up to $500,000; and (vii) the investment company may not purchase such securities directly or indirectly from certain affiliated persons. The procedures must be approved and reviewed annually by the Board of Trustees of the investment company.

FUND ADMINISTRATION

Under an Administration and Fund Accounting Agreement (the
"Administration Agreement"), [Chase Global Funds Services Company (the "Administrator"), located at 73 Tremont Street, Boston, Massachusetts 02108], generally supervises certain operations of the IPO Fund, subject to the over-all authority of the Board of Trustees.

For its services, the Administrator receives a maximum annual fee of __%, computed daily and payable monthly as a percent of assets under management.

TAXES

The IPO Fund intends to qualify annually for and elect tax treatment applicable to a "regulated investment company" under Subchapter M of the Code. Because it intends to distribute substantially all of its net investment income and capital gains to shareholders, it is not expected that it will be required to pay any federal income taxes. The IPO Fund would be subject to a 4% excise tax on the portion of its undistributed income if it fails to meet certain annual distribution requirements. The IPO Fund intends to make distributions in a timely manner, and, accordingly, does not expect to be subject to taxes. Shareholders will normally have to pay federal income taxes and any state and local income taxes on the dividends and distributions they receive from a fund. Shareholders not subject to tax on their income will not be required to pay tax on amounts distributed to them.

At the end of each calendar year, shareholders are sent full information on dividends and long-term capital gains distributions for tax purposes, including information as to the portion taxable as ordinary income and the portion taxable as long-term capital gains.

Prior to purchasing shares of the IPO Fund, prospective shareholders (except for tax qualified retirement plans) should consider the impact of dividends or capital gains distributions which are expected to be announced, or have been announced but not paid. Any such dividends or capital gains distributions paid shortly after a purchase of shares by an investor prior to the record date will have the effect of reducing the per share net asset value by the amount of the dividends or distributions. All or a portion of such dividends or distributions, although in effect a return of capital, is subject to taxation.

Shareholders are advised to consult their own tax advisers with respect to these matters.

INVESTING IN THE IPO FUND

Shares of the IPO Fund may be purchased directly from The Renaissance Funds or the Broker/Dealer. They may also be purchased through an account that you maintain with a securities broker or other financial institution.

All purchases must be made in U.S. dollars and checks must be drawn on U.S. banks. No cash will be accepted. A $15 fee may be charged against an investor's account for any payment check returned to the Transfer Agent for insufficient funds, stop payment, closed account or other reasons. The investor will also be responsible for any losses suffered by the IPO Fund as a result. The IPO Fund reserves the right to reject any purchase order for IPO Fund shares. No share certificates will be issued.

The minimum purchase requirements, which may be altered in certain circumstances, are $2,500 for regular accounts; $500 for IRAs and IRA Rollovers, SEP-IRAs and Gifts to Minors; and $250 for Non-Working
Spouses. Additional investments are $100. If you have any questions, an IPO Fund telephone representative will be pleased to provide the information that you need. Please call the following toll-free number: 1-888-IPO-
FUND Extension [____].

How to purchase the IPO Fund Shares

              To Open an Account                 To Add to an Account
              ------------------                 --------------------
BY MAIL       Complete and sign the Purchase     Make your check payable to
              Application (included in the       the IPO Fund and mail to the
              Prospectus).  Make sure your       address at the left.  Put
              check is payable to the IPO        your account name, address
              Fund and mail to:                  and Renaissance account
                                                 number on your check.

              Renaissance Funds
              [Chase Global Funds Services
              P.O. Box 2798
              Boston, MA 02208-2798]

BY COURIER    Follow instructions above and       Follow the instructions
              send to:                            above and send to the
                                                  address at the left.

              Renaissance Funds
              [Chase Global Funds Services
              73 Tremont St.
              Boston, MA 02108]

BY TELEPHONE  Telephone transactions may not      Call 1-888-IPO-FUND
              be used for initial purchases.      EXT [   ] to make your
              To establish, please select         purchase from a checking or
              this service on your Purchase       money market account by
              Application.                        by electronic funds
                                                  transfer.  Specify name,
                                                  address, and Renaissance
                                                  account number.

BY WIRE       Call [Chase Global Funds            Follow the instructions at
              Services at 1-800-865-4733] to      left.  Please note that
              notify them of a wire transfer      wires may be rejected if
              and to verify instructions.         they do not contain
              You will be given a wire            complete account
              reference control number. Then      information.
              wire funds care of [Chase
              Manhattan Bank:]

              Credit: 02100021
              Account No.: 910-2-776128
              Wire Reference Control No.:________
              Further Credit: IPO Fund Shareholder Account
              No.:_____________
              Shareholder Name:
              Include your name, address, and taxpayer ID.

BY INTERNET   Address: www.ipo-fund.com
              Then follow procedures for
              purchases by mail.

Purchases by Mail

Your Purchase Application, if properly filled out and accompanied by payment in the form of a check made payable to the IPO Fund, will be processed upon receipt by the Transfer Agent. If the Transfer Agent receives your order and payment by the close of regular trading (currently 4:00 p.m. New York City time) on the New York Stock Exchange, your shares will be purchased at the net asset value calculated at the close of regular trading on that day. If received after that time, your shares will be purchased at the net asset value determined as of the close of regular trading on the next business day.

Purchases Through Financial Service Agents

If you are investing through a Financial Service Agent, please refer to their program materials for any additional special provisions or fees that may be different from those described in this Prospectus. Certain Financial Service Agents may receive compensation from the IPO Fund. The Financial Service agent must promise to send to the Transfer Agent immediately available funds in the amount of the purchase price within one business day from the date of the trade.

Purchases by Telephone

Only bank accounts held at domestic financial institutions that are Automated Clearing House (ACH) members can be used for telephone transactions. Telephone transactions may not be used for initial purchases. Your account must already be established prior to initiating telephone transactions. Your shares will be purchased at the net asset value determined as of the close of regular trading on the date that the Transfer Agent receives payment for shares purchased by electronic funds transfer through the ACH system.
Most transfers are completed within three business days after your call to place the order. To preserve flexibility, the IPO Fund may revise or remove the ability to purchase shares by phone, or may charge a fee for such service, although currently, the IPO Fund does not expect to charge a fee.

The IPO Fund will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. Such procedures may include requiring some form of personal identification prior to acting upon telephone instructions, providing written confirmations of all such transactions, and/or tape recording all telephone instructions. Assuming procedures such as the above have been followed, the IPO Fund will not be liable for any loss, cost or expense for acting upon an investor's telephone instructions or for any unauthorized telephone redemption. As a result of this policy, the investor will bear the risk of any loss unless the IPO Fund has failed to follow such procedure(s).

Purchases by Wire

If you purchase your initial shares by wire, you must prepare and file a Purchase Application, marked "follow-up" with the Transfer Agent. The Transfer Agent must receive the Purchase Application before any of the shares purchased can be redeemed. You should contact your bank (which will need to be a commercial bank that is a member of the Federal Reserve System) for information on sending funds by wire, including any charges that your bank may make for these services.

HOW TO REDEEM IPO FUND SHARES

You may sell (redeem) your shares at any time. Ordinarily, the IPO Fund makes payment by check for the shares redeemed within seven days after it receives your properly completed request. However, the right of redemption may be suspended or payment may be postponed under unusual circumstances such as when trading on the New York Stock Exchange is restricted or when it is not reasonably practical for the IPO Fund to determine the fair market value of its net assets. Payment of redemption proceeds with respect to shares purchased by check will not be made until the check or payment received for investment has cleared, which may take up to 15 calendar days from the purchase date.

Payment of the redemption proceeds for shares of the IPO Fund where an investor requests wire payment will normally be made in federal funds on the next business day. The Transfer Agent will wire redemption proceeds only to the bank and account designated on the Purchase Application or in written instructions subsequently received by the Transfer Agent, and only if is a commercial bank and a member of the Federal Reserve System. The
Transfer Agent currently charges a $10 fee for each payment made by wire of redemption proceeds, which fee will be deducted from the investor's proceeds.

Procedure for Requesting Redemption

You may request the sale of your shares either by mail or by overnight courier or by telephone as described below.

By Mail:			                              	By Overnight Courier:

Renaissance Funds		                      	Renaissance Funds
[Chase Global Fund Services	             	[Chase Global Funds Services
P.O. Box 2798			                         	73 Tremont Street
Boston, Massachusetts 02208]	            	Boston, Massachusetts 02108]


The selling price of each share being redeemed will be the IPO Fund's per share net asset value next calculated after receipt of all required documents in good order. Good order means that the request must include:

	*	Your Renaissance account number
	*	The number of shares or dollar amount to be sold (redeemed)
	*	The signatures of all account owners exactly as they are registered on the account
	*	Any required signature guarantees
	*	Any supporting legal documentation that is required in the case of estates, trusts, corporations or partnerships
	*	In the case of shares being redeemed from an IRA or IRA/SEP Plan, a statement of whether or not federal income tax should be withheld (in the absence of any statement, federal tax will be withheld)

A signature guarantee of each owner is required to redeem shares in the following situations (i) if you change ownership on your account; (ii) when you want the redemption proceeds sent to a different address from that registered on the account; (iii) if the proceeds are to be made payable to someone other than the account's owner(s); (iv) any redemption transmitted by federal wire transfer to your bank; and (v) if a change of address request has been received by the Fund or the Transfer Agent within the last 15 days. In addition, signature guarantees are required for all redemptions of $25,000 or more from any shareholder account.

Signature guarantees are designed to protect both you and the IPO Fund from fraud. Signature guarantees can be obtained from most banks, credit unions or savings associations, or from broker/dealers, national securities exchanges, registered securities associations or clearing agencies deemed eligible by the SEC. Notaries cannot provide signature guarantees.

By Telephone:

Shares of the Fund may also be sold by calling the Transfer Agent at 1-888-IPO-FUND Extension [____]. To use this procedure for telephone redemption, a shareholder must have previously elected this procedure in writing, which election will be reflected in the records of the Transfer Agent, and the redemption proceeds must be mailed directly to the investor or transmitted to the investor's predesignated account at a domestic bank, To change the designated account or address, a written request with signature(s) guaranteed must be sent to the Transfer Agent. The IPO Fund reserves the right to limit the number of telephone redemptions by an investor. Once made, telephone requests may not be modified or canceled.
The selling price of each share being redeemed will be the IPO Fund's per share net asset value next calculated after receipt by the Transfer Agent of the telephone redemption request. The IPO Fund will not be liable for following instructions communicated by telephone that it reasonably believes to be genuine.

The IPO Fund reserves the right to redeem shares held in any account at its option upon thirty days written notice if the net asset value of the account falls below $500 for reasons other than market conditions and remains so during the notice period.

SHAREHOLDER SERVICES

Money Market Exchange Privilege

Shareholders of The IPO Fund may exchange shares (having a value of $1,000 or more) for shares of the Renaissance-Vista U.S. Government
Money Market Fund ("Renaissance-Vista  U.S. Government").
Renaissance-Vista is described in a separate prospectus which contains more complete information about such fund. Investors may obtain a copy of the prospectus for the Vista U.S. Government fund by calling 1-888-IPO-FUND Extension [____] and are advised to read it carefully before authorizing any investment in shares of such fund. Investors may subsequently exchange such shares and shares purchased with reinvested dividends for shares of the IPO Fund. To make a telephone exchange, the Telephone Exchange option must have been selected on the Purchase Application when the account was opened. Otherwise, a written request, including signature guarantees, must be completed and sent to the Transfer Agent prior to making telephone exchanges. There is no fee for telephone or written exchange requests. To make a telephone exchange, call the Transfer Agent at 1-888-IPO-FUND Extension [____] or to make a written exchange, write to the Renaissance Funds, Inc., [Chase Global Fund Services, P.O. Box 2798, Boston, Massachusetts 02208], for overnight delivery, Renaissance Funds, [Chase Global Fund Services, 73 Tremont Street, Boston, Massachusetts 02108.]
The exchange privilege is only available in states where the IPO Fund may be legally sold.

Automatic Investment Plan

The IPO Fund offers an Automatic Investment Plan whereby an investor may automatically purchase shares of the IPO Fund on a regular basis ($100 minimum per transaction). Applications to establish the Automatic Investment Plan are available from the IPO Fund.

Retirement Plans

The IPO Fund offers various tax-sheltered retirement plans that allow investors to invest for retirement and to shelter some of their income from taxes. Application forms, as well as descriptions of applicable service fees and certain limitations on contributions and withdrawals, are available from the Transfer Agent of the IPO Fund upon request. These Retirement Plans include: Individual Retirement Accounts (IRAs), Rollover IRAs, Non-
Working Spouse IRAs, Simplified Employee Pension Plan (SEP/IRA), and
Salary Reduction SEPs.

Service and Distribution Plan

The IPO Fund has adopted a Service and Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. The Plan authorizes payments by the IPO Fund in connection with the distribution of its shares at an annual rate, as determined from time to time by the Board of Trustees, of up to 0.50% of the IPO Fund's average daily net assets.

Payments may be made by the IPO Fund under the Plan for the purpose of financing any activity primarily intended to result in the sales of shares of the IPO Fund as determined by the Board of Trustees. Such activities typically include advertising; compensation for sales and sales marketing activities of Financial Service Agents and others, such as dealers or distributors who have entered into selected dealer agreements; shareholder account servicing; production and dissemination of prospectuses and sales and marketing materials; and capital or other expenses of associated equipment, rent, salaries, bonuses, interest and other overhead. To the extent any activity is one which the IPO Fund may finance without a Plan, the IPO Fund may also make payments to finance such activity outside of the Plan and not subject to its limitations. Payments under the Plan are not tied exclusively to actual distribution and service expenses, and the payments may exceed distribution and service expenses actually incurred.

DIVIDENDS AND DISTRIBUTIONS

Net asset value for the IPO Fund is determined as of the end of regular trading hours on the New York Stock exchange (currently 4:00 p.m. New
York City time) on days that the New York Stock Exchange is open. The net asset value per share is determined by dividing the market value of the IPO Fund's securities as of the close of trading plus any cash or other assets (including dividends and accrued interest) less all liabilities (including accrued expenses) by the number of the IPO Fund's shares outstanding. The IPO Fund intends to pay dividends from net investment income and net realized capital gains (not offset by capital loss carryovers) on an annual basis in December. Investors may elect to reinvest all income dividends and capital gains distributions in shares of the IPO Fund or in cash as designated on the Purchase Application. If the investor does not specify an election, all income dividends and capital gains distributions will automatically be reinvested in full and fractional shares of the IPO Fund and calculated to the nearest 1,000th of a share. Shares will be purchased at the net asset value in effect on the business day after the dividend record date and will be credited to the investor's account on such date. Reinvested dividends and distributions receive the same tax treatment as those paid in cash.

An investor may change his or her election at any time by sending written notification to Renaissance Funds c/o [Chase Global Fund Services, 73 Tremont Street, Boston, Massachusetts 02108.] The election is effective for distributions with a dividend record date on or after the date that the Transfer Agent receives notice of the election.

IPO FUND PERFORMANCE

From time to time, the IPO Fund may advertise its "average annual total return" over various periods of time. This total return figure shows the average percentage change in value of an investment in the IPO Fund from the beginning date of the measuring period to the ending date of the measuring period. The figure reflects changes in the price of the IPO Fund's shares and assumes that any income dividends and/or capital gains distributions made by the IPO Fund during the period are reinvested in shares of the IPO Fund. Figures may be given for recent one, three, five and ten-year periods (when applicable), and may be given for other periods (such as from commencement of the IPO Fund's operations, or on a year-by-year basis). When considering "average" total return figures for periods longer than one year, investors should note that the IPO Fund's annual total return for any one year in the period might have been greater or less than the average for the entire period. The IPO Fund also may use "aggregate" total return figures for various periods, representing the cumulative change in value of an investment in the IPO Fund for the specific period (again reflecting changes in the IPO Fund's share price and assuming reinvestment of dividends and distributions). Aggregate total returns may be shown by means of schedules, charts or graphs, and may indicate subtotals of the various components of total return (that is, the change in value of initial investment, income dividends and capital gains distributions).

The IPO Fund may quote the IPO Fund's average annual total and/or aggregate total return for various time periods in advertisements or communications to shareholders. The IPO Fund may also compare its performance to that of other mutual funds with similar investment objectives and to stock and other relevant indices or to rankings prepared by independent services or industry publications. For example, the IPO Fund's total return may be compared to data prepared by Lipper Analytical Services, Inc., Morningstar, Value Line Mutual Fund Survey and CDA Investment Technologies, Inc. as well as other providers of mutual fund total return data. The IPO Fund's total return may also be compared to such indices as the Dow Jones Industrial Average, the Standard & Poor's 500 Composite
Index, the NASDAQ Composite OTC Index, and the Russell 2000 Index.

ADDITIONAL INFORMATION

Renaissance Funds, a Delaware Trust organized on February 3, 1997, may issue an unlimited number of shares and classes of the IPO Fund. Shares of each class of the IPO Fund participate equally in dividends and distributions and have equal voting, liquidation and other rights. When issued and paid for, shares will be fully paid and nonassessable by the Renaissance Funds and will have no preference, conversion, exchange or preemptive rights. Shareholders are entitled to one vote for each full share owned and fractional votes for fractional shares owned. For those investors with qualified trust accounts, the trustee will vote the shares at meetings of the IPO Fund's shareholders in accordance with the shareholder's instructions or will vote in the same percentage as shares that are not so held in trust. The trustee will forward to these shareholders all communications received by the trustee, including proxy statements and financial reports. Renaissance Funds and the IPO Fund are not required to hold annual meetings of shareholders and in ordinary circumstances do not intend to hold such meetings. The Trustees may call special meetings of shareholders for action by shareholder vote as may be required by the 1940 Act or the Declaration of Trust. Under certain circumstances, the Trustees may be removed by action of the Trustees or by the shareholders. Shareholders holding 10% or more of Renaissance Fund's outstanding shares may call a special meeting of shareholders for the purpose of voting upon the question of removal of Trustees.

The Board of Trustees may authorize Renaissance Funds to offer other funds which may differ in the types of securities in which their assets may be invested.

Renaissance and the IPO Fund have adopted a Code of Ethics (the "Code") which requires investment personnel (a) to pre-clear all personal securities transactions, (b) to file reports regarding such transactions, and (c) to refrain from personally engaging in (i) short-term trading of a security,
(ii) transactions involving a security within seven days of an IPO Fund transaction involving the same security, and (iii) transactions involving securities being considered for investment by the IPO Fund. The Code also prohibits investment personnel from purchasing securities in an initial public offering. Personal trading reports are reviewed periodically by Renaissance and the Board of Trustees reviews annually such reports (including information on any substantial violations of the Code). Violations of the Code may result in censure, monetary penalties, suspension or termination of employment.

Counsel
Kramer, Levin, Naftalis & Frankel, 919 Third Avenue, New York, New York 10022-3852, serves as counsel to Renaissance Funds.

Independent Certified Public Accountants
Tait, Weller & Baker, Two Penn Plaza, Suite 700, Philadelphia, PA 19102-1707 has been selected to serve as independent certified public accountants of the Renaissance Funds.

Custodian, Transfer and
Dividend Disbursing Agent
[Chase Global Fund Services, which has its principal custodial address at 73 Tremont Street, Boston, MA 02108-3913,] has been retained to act as custodian of the IPO Fund's investments, and also serves a the IPO Fund's Transfer and Dividend Disbursing Agent.

Table of Contents

Expense Table
Prospectus Summary
Investment Objective
Investment Policies and Techniques
Management of the IPO Fund
Fund Brokerage and Trading
Fund Administration
Taxes
Investing in the IPO Fund
How to Redeem IPO Fund Shares
Shareholder Services
Dividends and Distributions
IPO Fund Performance
Additional Information

Renaissance Capital


The IPO Experts*













Renaissance Funds
Renaissance IPO Fund













*Trademark Pending

                        	RENAISSANCE IPO FUND
                        	325 Greenwich Avenue
                        	Greenwich, CT 06830

                           	1-888-IPO-FUND
                     	E-Mail: ipofund@netaxis.com
                      	Internet: www.ipo-fund.com


                                FORM N-1A
                                 PART B
                  	STATEMENT OF ADDITIONAL INFORMATION

	                                      , 1997



RENAISSANCE IPO FUND  (the "IPO Fund") is a series of Renaissance
Funds, a Delaware Trust, operating as a diversified, open-end investment company ("Renaissance Funds").



This Statement of Additional Information is not a prospectus but contains information in addition to and more detailed than that set forth in the Prospectus and should be read in conjunction with the Prospectus for
Renaissance Funds also dated         , 1997.  A Prospectus may be obtained
without charge by writing Renaissance Funds at ________________________________________, or by calling 1-888-IPO-
FUND, extension [____].


TABLE OF CONTENTS

INVESTMENT OBJECTIVE,  POLICIES AND TECHNIQUES

INVESTMENT RESTRICTIONS

TRUSTEES  AND OFFICERS

INVESTMENT ADVISORY AND OTHER SERVICES

BROKERAGE ARRANGEMENTS

HOW TO BUY SHARES

HOW TO  REDEEM SHARES

VALUATION OF SECURITIES

TAXES

ADDITIONAL INFORMATION

PERFORMANCE INFORMATION

FINANCIAL STATEMENT

INVESTMENT OBJECTIVE, POLICIES AND TECHNIQUES

The following information supplements, and should be read in conjunction with, the sections in the Prospectus entitled "Investment Objective" and "Investment Policies and Techniques".

Foreign Issuers

The value of securities denominated in or indexed to foreign currencies, and of dividends and interest from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices on some foreign markets can be highly volatile.
Many foreign countries lack uniform accounting and disclosure standards comparable to those applicable to U.S. companies, and it may be more difficult to obtain reliable information regarding an issuer's financial condition and operations. In addition, the costs of foreign investing, including withholding taxes, brokerage commissions, and custodial costs, are generally higher than for U.S. investments. Foreign markets may offer less protection to investors than U.S. markets. Foreign issuers, brokers, and securities markets may be subject to less government supervision. Foreign security trading practices, including those involving the release of assets in advance of payment, may involve increased risks in the event of a failed trade or the insolvency of a broker-dealer, and may involve substantial delays. It may also be difficult to enforce legal rights in foreign countries. Investing abroad also involves different political and economic risks. Foreign investments may be affected by actions of foreign governments adverse to the interests of U.S. investors, including the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or convert currency into U.S. dollars, or other government intervention. There may be a greater possibility of default by foreign governments or foreign government-sponsored enterprises. Investments in foreign countries also involve a risk of local political, economic, or social instability, military action or unrest, or adverse diplomatic developments.

Futures Contracts

The IPO Fund may enter into futures contracts, options on futures contracts and stock index futures contracts and options thereon for the purposes of remaining fully invested and reducing transaction costs. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security, class of securities, or an index at a specified future time and at a specified price. A stock index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of trading of the contracts and the price at which the futures contract is originally struck. Futures contracts which are standardized as to maturity date and underlying financial instrument are traded on national futures exchanges. Futures exchanges and trading are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission ("CFTC"), a U.S. Government agency.

Although futures contracts by their terms call for actual delivery and acceptance of the underlying securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery. Closing out an open futures position is done by taking an opposite position ("buying" a contract which has previously been "sold," or "selling" a contract previously purchased) in an identical contract to terminate the position. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. The acquisition of put and call options on futures contracts will, respectively, give the IPO Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Brokerage commissions are incurred when a futures contract is bought or sold.

Futures traders are required to make a good faith margin deposit in cash or government securities with a broker or custodian to initiate and maintain open positions in futures contracts. A margin deposit is intended to assure completion of the contract (delivery or acceptance of the underlying security) if it is not terminated prior to the specified delivery date. Minimal initial margin requirements are established by the futures exchange and may be changed. Brokers may establish deposit requirements which are higher than the exchange minimums. Initial margin deposits on futures contracts are customarily set at levels much lower than the prices at which the underlying securities are purchased and sold, typically ranging upward from less than 5% of the value of the contract being traded.

After a futures contract position is opened, the value of the contract is marked-to-market daily. If the futures contract price changes to the extent that the margin on deposit does not satisfy margin requirements, payment of additional "variation" margin will be required. Conversely, change in the contract value may reduce the required margin, resulting in a repayment of excess margin to the contract holder. Variation margin payments are made to and from the futures broker for as long as the contract remains open. The IPO Fund expects to earn interest income while its margin deposits are held pending performance on the futures contract.

When interest rates are expected to rise or market values of portfolio securities are expected to fall, the IPO Fund can seek through the sale of futures contracts to offset a decline in the value of its portfolio securities. When interest rates are expected to fall or market values are expected to rise, the IPO Fund, through the purchase of such contracts, can attempt to secure better rates or prices for the IPO Fund than might later be available in the market when it effects anticipated purchases.

The IPO Fund's ability to effectively utilize futures trading depends on several factors. First, it is possible that there will not be a perfect price correlation between the futures contracts and their underlying stock index. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a futures position prior to its maturity date. Third, the purchase of a futures contract involves the risk that the IPO Fund could lose more than the original margin deposit required to initiate a futures transaction.

Restrictions on the Use of Futures Contracts. The IPO Fund will only sell futures contracts to protect securities it owns against price declines or purchase contracts to protect against an increase in the price of securities it intends to purchase. The IPO Fund will not enter into futures contract transactions for purposes other than bona fide hedging purposes to the extent that, immediately thereafter, the sum of its initial margin deposits on open contracts exceeds 5% of the market value of the IPO Fund's total assets. In addition, the IPO Fund will not enter into futures contracts to the extent that the value of the futures contracts held would exceed 1/3 of the IPO Fund's total assets. Futures transactions will be limited to the extent necessary to maintain the Fund's qualification as a regulated investment company.

Renaissance Funds, on behalf of the IPO Fund, has undertaken to restrict its futures contract trading as follows: first, the IPO Fund will not engage in transactions in futures contracts for speculative purposes; second, the IPO Fund will not market its funds to the public as commodity pools or otherwise as vehicles for trading in the commodities futures or commodity options markets; third, the IPO Fund will disclose to all prospective shareholders the purpose of and limitations on its commodity futures trading; fourth, the IPO Fund will submit to the CFTC special calls for information. Accordingly, registration as a commodities pool operator with the CFTC is not required.

In addition to the margin restrictions discussed above, transactions in futures contracts may involve the segregation of funds pursuant to requirements imposed by the Securities and Exchange Commission (the "SEC"). Under those requirements, where the IPO Fund has a long position in a futures contract, it may be required to establish a segregated account (not with a futures commission merchant or broker, except as may be permitted under SEC rules) containing cash or certain liquid assets equal to the purchase price of the contract (less any margin on deposit). For a short position in futures or forward contracts held by the IPO Fund, those requirements may mandate the establishment of a segregated account (not with a futures commission merchant or broker, except as may be permitted under SEC rules) with cash or certain liquid assets that, when added to the amounts deposited as margin, equal the market value of the instruments underlying the futures contracts (but are not less than the price at which the short positions were established). However, segregation of assets is not required if the IPO Fund "covers" a long position. For example, instead of segregating assets, the IPO Fund, when holding a long position in a futures contract, could purchase a put option on the same futures contract with a strike price as high or higher than the price of the contract held by the IPO Fund. In addition, where the IPO Fund takes short positions, or engages in sales of call options, it need not segregate assets if it "covers" these positions. For example, where the IPO Fund holds a short position in a futures contract, it may cover by owning the instruments underlying the contract. The IPO Fund may also cover such a position by holding a call option permitting it to purchase the same futures contract at a price no higher than the price at which the short position was established. Where the IPO Fund sells a call option on a futures contract, it may cover either by entering into a long position in the same contract at a price no higher than the strike price of the call option or by owning the instruments underlying the futures contract. The IPO Fund could also cover this position by holding a separate call option permitting it to purchase the same futures contract at a price no higher than the strike price of the call option sold by the IPO Fund.

Risk Factors in Futures Transactions. Positions in futures contracts may be closed out only on an exchange which provides a secondary market for such futures. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Thus, it may not be possible to close a futures position. In the event of adverse price movements, the IPO Fund would continue to be required to make daily cash payments to maintain the required margin. In such situations, if the IPO Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so. In addition, the IPO Fund may be required to make delivery of the instruments underlying futures contracts it holds. The inability to close options and futures positions also could have an adverse impact on the ability to effectively hedge them. The IPO Fund will minimize the risk that it will be unable to close out a futures contract by only entering into futures contracts which are traded on national futures exchanges and for which there appears to be a liquid secondary market.

The risk of loss in trading futures contracts in some strategies can be substantial, due both to the low margin deposits required, and the extremely high degree of leverage involved in futures pricing. Because the deposit requirements in the futures markets are less onerous than margin requirements in the securities market, there may be increased participation by speculators in the futures market which may also cause temporary price distortions. A relatively small price movement in a futures contract may result in immediate and substantial loss (as well as gain) to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit if the contract were closed out. Thus, a purchaser or sale of a futures contract may result in losses in excess of the amount invested in the contract. However, because the futures strategies engaged in by the IPO Fund are primarily for hedging purposes, Renaissance believes that the IPO Fund is generally not subject to risks of loss exceeding those that would be undertaken if, instead of the futures contract, it had invested in the underlying financial instrument and sold it after the decline.

Utilization of futures transactions by the IPO Fund does involve the risk of imperfect or no correlation where the securities underlying futures contracts have different maturities than the portfolio securities being hedged. It is also possible that the IPO Fund could both lose money on futures contracts and also experience a decline in value of its portfolio securities. There is also the risk of loss by the IPO Fund of margin deposits in the event of bankruptcy of a broker with whom the IPO Fund has an open position in a futures contract or related option.

Options

The IPO Fund may purchase and sell put and call options on its portfolio securities to enhance investment performance and to protect against changes in market prices.

Covered Call Options. The IPO Fund may write covered call options on its securities to realize a greater current return through the receipt of premiums than it would realize on its securities alone. Such option transactions may also be used as a limited form of hedging against a decline in the price of securities owned by the IPO Fund.

A call option gives the holder the right to purchase, and obligates the writer to sell, a security at the exercise price at any time before the expiration date. A call option is "covered" if the writer, at all times while obligated as a writer, either owns the underlying securities (or comparable securities satisfying the cover requirements of the securities exchanges), or has the right to acquire such securities through immediate conversion of securities.

In return for the premium received when it writes a covered call option, the IPO Fund gives up some or all of the opportunity to profit from an increase in the market price of the securities covering the call option during the life of the option. The IPO Fund retains the risk of loss should the price of such securities decline. If the option expires unexercised, the IPO Fund realizes a gain equal to the premium, which may be offset by a decline in price of the underlying security. If the option is exercised, the IPO Fund realizes a gain or loss equal to the difference between the IPO Fund's cost for the underlying security and the proceeds of sale (exercise price minus commissions) plus the amount of the premium.

The IPO Fund may terminate a call option that it has written before it expires by entering into a closing purchase transaction. The IPO Fund may enter into closing purchase transactions in order to free itself to sell the underlying security or to write another call on the security, realize a profit on a previously written call option, or protect a security from being called in an unexpected market rise. Any profits from a closing purchase transaction may be offset by a decline in the value of the underlying security. Conversely, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from a closing purchase transaction is likely to be offset in whole or in part by unrealized appreciation of the underlying security owned by the IPO Fund.

Covered Put Options. The IPO Fund may write covered put options in order to enhance its current return. Such options transactions may also be used as a limited form of hedging against an increase in the price of securities that the IPO Fund plans to purchase. A put option gives the holder the right to sell, and obligates the writer to buy, a security at the exercise price at any time before the expiration date. A put option is "covered" if the writer segregates cash and high-grade short-term debt obligations or other permissible collateral equal to the price to be paid if the option is exercised.

In addition to the receipt of premiums and the potential gains from terminating such options in closing purchase transactions, the IPO Fund also receives interest on the cash and debt securities maintained to cover the exercise price of the option. By writing a put option, the IPO Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in a potential capital loss unless the security later appreciates in value.

The IPO Fund may terminate a put option that it has written before it expires by a closing purchase transaction. Any loss from this transaction may be partially or entirely offset by the premium received on the terminated option.

Purchasing Put and Call Options. The IPO Fund may also purchase put options to protect portfolio holdings against a decline in market value.
This protection lasts for the life of the put option because the IPO Fund, as a holder of the option, may sell the underlying security at the exercise price regardless of any decline in its market price. In order for a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs that the IPO Fund must pay. These costs will reduce any profit the IPO Fund might have realized had it sold the underlying security instead of buying the put option.

The IPO Fund may purchase call options to hedge against an increase in the price of securities that the IPO Fund wants ultimately to buy. Such hedge protection is provided during the life of the call option since the IPO Fund, as holder of the call option, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security's market price. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the IPO Fund might have realized had it bought the underlying security at the time it purchased the call option.

The IPO Fund may also purchase put and call options to attempt to enhance its current return.

Risks Involved in the Sale of Options. Options transactions involve certain risks, including the risks that Renaissance will not forecast interest rate or market movements correctly, that the IPO Fund may be unable at times to close out such positions, or that hedging transactions may not accomplish their purpose because of imperfect market correlations. The successful use of these strategies depends on the ability of Renaissance to forecast market and interest rate movements correctly.

An exchange-listed option may be closed out only on an exchange which provides a secondary market for an option of the same series. There is no assurance that a liquid secondary market on an exchange will exist for any particular option or at any particular time. If no secondary market were to exist, it would be impossible to enter into a closing transaction to close out an option position. As a result, the IPO Fund may be forced to continue to hold, or to purchase at a fixed price, a security on which it has sold an option at a time when Renaissance believes it is inadvisable to do so.

Higher than anticipated trading activity or order flow or other unforeseen events might cause The Options Clearing Corporation or an exchange to institute special trading procedures or restrictions that might restrict the IPO Fund's use of options. The exchanges have established limitations on the maximum number of calls and puts of each class that may be held or written by an investor or group of investors acting in concert. It is possible that Renaissance Funds and other clients of Renaissance may be considered such a group. These position limits may restrict the IPO Funds' ability to purchase or sell options on particular securities. Options which are not traded on national securities exchanges may be closed out only with the other party to the option transaction. For that reason, it may be more difficult to close out unlisted options than listed options. Furthermore, unlisted options are not subject to the protection afforded purchasers of listed options by The Options Clearing Corporation.

Short Sales. The IPO Fund may seek to hedge investments or realize additional gains through short sales. Short sales are transactions in which the IPO Fund sells a security it does not own, in anticipation of a decline in the market value of that security. To complete such a transaction, the IPO Fund must borrow the security to make delivery to the buyer. The IPO Fund then is obligated to replace the security borrowed by purchasing it at the market price at or prior to the time of replacement. The price at such time may be more or less than the price at which the security was sold by the IPO Fund. Until the security is replaced, the IPO Fund is required to repay the lender any dividends or interest that accrue during the period of the loan. To borrow the security, the IPO Fund also may be required to pay a premium, which would increase the cost of the security sold. The net proceeds of the short sale will be retained by the broker (or by the IPO Fund's custodian in a special custody account), to the extent necessary to meet margin requirements, until the short position is closed out. The IPO Fund also will incur transaction costs in effecting short sales.

Securities Lending. The IPO Fund may lend its portfolio securities to broker-dealers, banks or institutional borrowers of securities. The IPO Fund must receive a minimum of 100% collateral, plus any interest due in the form of cash or U.S. Government securities. This collateral must be valued daily and should the market value of the loaned securities increase, the borrower must furnish additional collateral to the IPO Fund. During the time portfolio securities are on loan, the borrower will pay the IPO Fund any dividends or interest paid on such securities plus any interest negotiated between the parties to the lending agreement. Loans will be subject to termination by the IPO Fund or the borrower at any time. While the IPO Fund will not have the right to vote securities on loan, it intends to terminate the loan and regain the right to vote if that is considered important with respect to the investment.

Convertible Securities.   The IPO Fund may be required to permit the
issuer of a convertible security to redeem the security, convert it into the underlying common stock or sell it to a third party. Thus, the IPO Fund may not be able to control whether the issuer of a convertible security chooses to convert that security. If the issuer chooses to do so, this action could have an adverse effect on the IPO Fund's ability to achieve its investment objective.

Investment Company Securities. The IPO Fund may invest up to 5% of its total assets in the securities of any one investment company, but may not own more than 3% of the securities of any one investment company or invest more than 10% of its total assets in the securities of other investment companies. Because such other investment companies employ an investment adviser, such investment by the IPO Fund will cause shareholders to bear duplicative fees, such as management fees.

Borrowing.    The IPO Fund may, from time to time, borrow money to the
maximum extent permitted by the Investment Company Act of 1940, as amended (the "1940 Act") from banks at prevailing interest rates for temporary or emergency purposes and investing in additional securities. The IPO Fund's borrowings are limited so that immediately after such borrowings the value of assets (including borrowings) less liabilities (not including borrowings) is at least three times the amount of the borrowings. Should the IPO Fund, for any reason, have borrowings that do not meet the above test then, within three business days, the IPO Fund must reduce such borrowings so as to meet the necessary test. Under such a circumstance, the IPO Fund may have to liquidate portfolio securities at a time when it is disadvantageous to do so. Gains made with additional funds borrowed will generally cause the net value of the IPO Fund's shares to rise faster than could be the case without borrowings. Conversely, if investment results fail to cover the cost of borrowings, the net asset value of the Fund could decrease faster than if there had been no borrowings.

INVESTMENT RESTRICTIONS

The IPO Fund has adopted the following restrictions and policies relating to the investment of the assets of the IPO Fund and its activities. These are fundamental restrictions and may not be changed without the approval of the holders of a majority of the outstanding voting shares of the IPO Fund means the lesser of (1) the holders of more than 50% of the outstanding shares IPO Fund or (2) 67% of the shares present if more than 50% of the shares are present at a meeting in person or by proxy.

The IPO Fund may not:

1.	Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the IPO Fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities).

2.	Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the IPO Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business). Investments by the IPO Fund in securities backed by mortgages on real estate or in marketable securities of companies engaged in such activities are not hereby precluded.

3.	Issue any senior security except that (a) the IPO Fund may engage in transactions that may result in the issuance of senior securities to the extent permitted under applicable regulations and interpretations of the 1940 Act or an exemptive order; (b) the IPO Fund may acquire other securities, the acquisition of which may result in the issuance of a senior security, to the extent permitted under applicable regulations or interpretations of the 1940 Act; (c) subject to the restrictions set forth below, the IPO Fund may borrow money as authorized by the 1940 Act.

4.	Lend any security or make any other loan if, as a result, more than 33
1/3% of the IPO Fund's total assets would be lent to other parties, but this limitation does not apply to purchases of publicly issued debt securities or to repurchase agreements.

5.	Underwrite securities issued by others, except to the extent that the IPO
Fund may be considered an underwriter within the meaning of the Securities
Act of 1933 (the "1933 Act") in the disposition of restricted securities.

6.	With respect to 75% of the IPO Fund's total assets, the IPO Fund may not purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, (a) more than 5% of the IPO Fund's total assets would be invested in the securities of that issuer, or (b) the IPO Fund would hold more than 10% of the outstanding voting securities of that issuer.

7.	Purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or repurchase agreements secured thereby) if, as a result, more than 25% of the IPO Fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry. In the utilities category, the industry shall be determined according to the service provided. For example, gas, electric, water and telephone will be considered as separate industries.

TRUSTEES AND OFFICERS

Overall responsibility for management of the IPO Fund rests with the Trustees who are elected by the shareholders. The Trustees, in turn, elect the officers of the IPO Fund to actively supervise its day-to-day operations.

The Trustees and Officers of the IPO Fund and their principal occupations during the past five years are set forth below.

Name and Address       Position held with    Principal Occupations During the
                       the IPO Fund          Past Five Years
----------------       ------------------    --------------------------------

William K. Smith *     Chairman of the       Chairman of the Board, President
325 Greenwich Avenue   Board, President      and Director, Renaissance
Greenwich, CT 06830    and Trustee           Capital (1991-Present); Senior
                                             Vice President, Kidder Peabody
                                             (1989-1991); Vice President,
                                             Bear Stearns (1986-1989)

Linda R. Killian *     Vice President,       Vice President and Director,
325 Greenwich Avenue   Secretary, co-Chief   Renaissance Capital (1992-
Greenwich, CT 06830    Investment Officer    Present); Senior Vice President,
                       and Trustee           Wertheim Schroder (1989-1992);
                                             Vice President and Portfolio
                                             Manager, Citicorp Investment
                                             Management (1984-1989)

Name and Address       Position held with    Principal Occupations During the
                       the IPO Fund          Past Five Years
----------------       ------------------    --------------------------------
Kathleen Shelton Smith* Vice President,      Vice President, Treasurer,
325 Greenwich Avenue   co-Chief Investment   Secretary and Director,
Greenwich, CT 06830    Officer and Trustee   Renaissance Capital (1991-
                                             Present); Director, Merrill
                                             Lynch Capital Markets (1983-
                                             1991)

Martin V. Alonzo       Trustee               Chairman, Chase Brass (1990-
c/o Chase Brass                              Present); Adviser to Maxxam
300 Park Avenue                              Group (1987-1990); Senior Vice
New York, NY 10022                           President and President, AMAX
                                             (1967-1987)

Warren K. Greene       Trustee               Senior Vice President,
c/o Trendlogic                               Trendlogic Associates, an
One Fawcett Place                            investment advisory firm (1995-
Greenwich, CT 06830                          Present); Consultant to Mutual
                                             Funds, (1993-1994); President,
                                             Chief Executive Officer and
                                             Investment Officer, American
                                             Investor Funds (1965-1993)

Philip D. Gunn         Trustee               Founder and President, Philip D.
c/o Philip D. Gunn & Co.                     Gunn, a merchant banking firm
529 Madison Avenue                           (1982-present)
New York, N.Y. 10022


*Trustees are "interested persons" of the IPO Fund, as defined in the 1940 Act. The Trustees of the IPO Fund who are officers of employees of the investment adviser receive no remuneration from the IPO Fund. Each of the other Trustees is paid an annual retainer of $1,500 and is reimbursed for the expenses of attending the meetings. Kathleen S. and William K. Smith are married.

The following table indicates the estimated compensation to be paid to each Trustee from the Renaissance Funds for a 12 month period ended
_____________, 1997.


                                 Pension or Retirement     Estimated Annual    Total             Total Compensation
                                 Benefits Accrued as       Benefits Upon       Compensation      From Fund
                                 Portfolio Expenses        Retirement          From Fund         "Complex" (1)
                                 ---------------------     ----------------    ------------      -------------------

William K. Smith, Trustee               -0-                     -0-	                $   -0-             $   -0-

Linda R. Killian, Trustee               -0-                     -0-                     -0-                 -0-

Kathleen Shelton Smith, Trustee         -0-                     -0-                     -0-                 -0-

Martin V. Alonzo, Trustee               -0-                     -0-

Warren K. Greene, Trustee	              -0-                     -0-

Philip D. Gunn, Trustee	                -0-                     -0-



(1)	Currently there is only the IPO Fund in the Renaissance Fund Complex.


INVESTMENT ADVISORY AND OTHER SERVICES

As described in the Prospectus, Renaissance is the IPO Fund's investment adviser, providing services under the advisory and service contracts. Renaissance has been a registered investment adviser since August 1994 and it and its predecessor have been operating since September, 1991.

The principal executive officers and directors of Renaissance are: William
K. Smith, Chairman and President; Kathleen Shelton Smith, Director, Vice President, Secretary and Treasurer; and Linda R. Killian, Director and Vice President. Renaissance is wholly owned by the three principals.

The investment advisory agreement between the IPO Fund and Renaissance
dated _______   , 1997 provides for an advisory fee at an annual rate of
1.50% of the IPO Fund's average daily net assets during the year. Renaissance shall reimburse the IPO Fund for expenses (exclusive of interest, taxes, brokerage expenses, distribution expenses and extraordinary expenses) which in any year exceed the limits prescribed by any state in which shares of the IPO Fund are qualified for sale.

The investment advisory agreement provides that Renaissance shall render investment advisory and other services to the IPO Fund including, at its expense, all administrative services, office space and the services of all officers and employees of the IPO Fund. The IPO Fund pays all other expenses not assumed by Renaissance, including taxes, interest, brokerage commissions, insurance premiums, fees and expenses of the custodian and shareholder servicing agent, legal, audit and fund accounting expenses, fees and expenses in connection with qualification under federal and state securities laws and costs of shareholder reports and proxy materials. The IPO Fund has agreed that it will use the names "Renaissance IPO Funds" and "Renaissance IPO Fund" so long as Renaissance serves as investment adviser to the IPO Fund.

It is possible that certain of Renaissance's clients may have investment objectives similar to the IPO Fund and certain investments may be appropriate for the IPO Fund and for other clients advised by Renaissance. From time to time, a particular security may be bought or sold for only one client's portfolio or in different amounts and at different times for more than one but less than all such clients. In addition, a particular security may be bought for one or more clients when one of more clients are selling such security, or purchases or sales of the same security may be made for two or more clients at the same time. In such an event, such transactions, to the extent practicable, will be averaged as to price and allocated as to
amount in proportion to the amount of each order.   In some cases, this
procedure could have a detrimental effect on the price or amount of the securities purchased or sold by the IPO Fund. In other cases, however, it is believed that the ability of the IPO Fund to participate, to the extent permitted by law, in volume transactions will produce less expensive brokerage costs.

The officers, directors, employees of Renaissance and its affiliates may from time to time own securities which are also held in the IPO Fund's portfolio. Renaissance has adopted a Code of Ethics which requires among other things, duplicate confirms of security transactions for each account and restricting trading in various types of securities to avoid possible conflicts of interest.

Renaissance may from time to time, directly or through affiliates, enter into agreements to furnish for compensation special research or financial services to companies, including services in connection with acquisitions, mergers, or financings. In the event that such agreements are in effect with respect to issuers of securities held in the portfolio of the IPO Fund, specific reference to such agreements will be made in the "Schedule of Investments" in shareholder reports of the IPO Fund. As of the date of this Statement of Additional information, no such agreements exist.

BROKERAGE ARRANGEMENTS

Orders for the purchase and sale of portfolio securities are placed with brokers and dealers who, in the judgment of Renaissance, are able to execute them as expeditiously as possible and at the best obtainable price.
Purchases and sales of securities which are not listed or traded on a securities exchange will ordinarily be executed with primary market makers acting as principal, except when it is determined that better prices and executions may otherwise be obtained. Renaissance is also authorized to place purchase or sale orders with brokers or dealers who may charge a commission in excess of that charged by other brokers or dealers if the amount of the commission is reasonable in relation to the value of the brokerage and research services provided. Such services may include but are not limited to information as to the availability of securities for purchase and sale; statistical or factual information or opinions pertaining to investments;
and appraisals or evaluations of portfolio securities. Such allocations will be in such amounts and in such proportions as Renaissance may determine. Orders may also be placed with brokers or dealers who sell shares of the IPO Fund's or other funds for which Renaissance acts as investment adviser, but this fact, or the volume of such sales, is not a consideration in their selection. A portion of the IPO Fund's brokerage commissions may be paid to Renaissance Capital Investments, Inc. (the "Broker/Dealer"), an affiliate of Renaissance.

Renaissance undertakes that such higher commissions will not be paid by the IPO Fund unless (1) Renaissance determines in good faith that the amount is reasonable in relation to the services in terms of the particular transaction or in terms of Renaissance's overall responsibilities to the IPO Fund,
(2) such payment is made in compliance with the provisions of Section 28 (e) of the Securities and Exchange Act of 1934 and other applicable state and federal laws, and (3) in the opinion of Renaissance the total commissions paid by Renaissance IPO Funds are reasonable in relation to the expected benefits to Renaissance IPO Funds over the long term. The investment advisory fees paid by the IPO Fund under the investment advisory agreement are not reduced as a result of Renaissance IPO Fund's receipt of research services.

Consistent with both the Rules of Fair Practice of the National Association of Securities Dealers, Inc. and such policies as the Board of Trustees may determine, and subject to seeking best execution, Renaissance may consider sales of shares of Renaissance IPO Funds as a factor in the selection of dealers to execute portfolio transactions for Renaissance IPO Funds.

The Board of Trustees has adopted procedures incorporating the standards of Rule 17e-1 under the 1940 Act which requires that the commissions paid to the Broker/Dealer or any other "affiliated person" be "reasonable and fair" compared to the commissions paid to other brokers in connection with comparable transactions. The procedures require that Renaissance furnish reports to the Trustees with respect to the payment of commissions to affiliated brokers and maintain records with respect thereto.

HOW TO  BUY SHARES
(See also "Share Price and Determination of Net Asset Value", "Investing in the IPO Fund", "Service and Distribution Plan" and "Shareholder Services" in the IPO Fund's Prospectus)

Shares of the IPO Fund are purchased at the net asset value next calculated after receipt of a purchase order. The IPO Fund reserves the right to reduce or waive the minimum purchase requirements in certain cases such as pursuant to payroll deduction plans, etc., where subsequent and continuing purchases are contemplated. Shares of the IPO Fund may be purchased by various tax-sheltered retirement plans. Upon request, the Broker/Dealer will provide information regarding eligibility and permissible contributions. Because a retirement plan is designed to provide benefits in future years, it is important that the investment objective of the IPO Fund be consistent with the participant's retirement objectives and time horizon. Premature withdrawals from a retirement plan may result in adverse tax consequences. For more complete information, contact the Broker/Dealer at 1-888-IPO-
FUND extension [     ] during New York business hours.

HOW TO REDEEM SHARES
(See also "How to Redeem IPO Fund Shares" in the IPO Fund's Prospectus)

The right of redemption may be suspended, or the date of payment postponed beyond the normal two-day period by the IPO Fund under the following conditions authorized by the 1940 Act: (1) for any period (a) during which the New York Stock Exchange is closed, other than customary weekend and holiday closures, or (b) during which trading on the New York Stock Exchange is restricted; (2) for any period during which an emergency exists as a result of which (a) disposal by the IPO Fund of securities owned by it is not reasonably practical, or (b) it is not reasonably practical for the IPO Fund to determine the fair value of its net assets; (3) for such other periods as the SEC may by order permit for the protection of the IPO Fund's shareholders.

[It is possible that conditions may exist in the future which would, in the opinion of the Board of Trustees, make it undesirable for the IPO Fund to pay for redemptions in cash. In such cases the Board may authorize payment to be made in portfolio securities or other property of the IPO Fund. However, the IPO Fund has obligated itself under the 1940 Act to redeem for cash all shares presented for redemption by any one shareholder up to $250,000 (or 1% of the IPO Fund's net assets if that is less) in any 90-day period. Securities delivered in payment of redemptions are valued at the same value assigned to them in computing the net asset value per share. Shareholders receiving such securities may incur brokerage costs on their sales.]

VALUATION OF SECURITIES

Portfolio securities are valued at the last sale price on the securities exchange or national securities market on which such securities primarily are traded. Securities not listed on an exchange or national securities market, or securities in which there were no transactions, are valued at the average ofthe most recent bid and asked prices, except in the case of open short positions where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Short-term investments are carried at amortized cost, which approximates value. Any securities or other assets for which recent market quotations are not readily available are valued at fair value as determined in good faith by the IPO Fund's Board of Trustees. Expenses and fees, including the management fee and distribution and service fees, are accrued daily and taken into account for the purpose of determining the net asset value of the IPO Fund's shares.

Restricted securities, as well as securities or other assets for which market quotations are not readily available, or are not valued by a pricing service approved by the Board of Trustees, are valued at fair value as determined in good faith by the Board of Trustees. The Board of Trustees will review the method of valuation on a current basis. In making their good faith valuation of restricted securities, the Trustees generally will take the following factors into consideration: restricted securities which are, or are convertible into, securities of the same class of securities for which a public market exists usually will be valued at market value less the same percentage discount at which purchased. This discount will be revised periodically by the Board of Trustees if the Trustees believe that it no longer reflects the value of the restricted securities. Restricted securities not of the same class as securities for which a public market exists usually will be valued initially at cost. Any subsequent adjustment from cost will be based upon considerations deemed relevant by the Board of Trustees.

SERVICE AND DISTRIBUTION PLAN
(See also "Service and Distribution Plan" in the IPO Fund's Prospectus)

Under a plan adopted by the Board of Trustees pursuant to Rule 12b-1 under the 1940 Act (the "Plan"), the IPO Fund pays the Broker/Dealer for distributing IPO Fund shares and for providing personal services to, and maintaining accounts of, IPO Fund shareholders a fee at the annual rate of
 .50% of the average daily net assets of the IPO Fund. Under the Plan, the Broker/Dealer may pay third parties in respect of these services such amount as it may determine. The fees paid to the Broker/Dealer under the Plan are payable without regard to actual expenses incurred. Renaissance understands that these third parties also may charge fees to their clients who are beneficial owners of IPO Fund shares in connection with their client accounts. These fees would be in addition to any amounts which may be received by them from the Broker/Dealer under the Plan.

In approving the Plan in accordance with the requirements of Rule 12b-1 under the 1940 Act, the Trustees (including the Independent Trustees, being Trustees who are not "interested persons", as defined by the 1940 Act, of the Renaissance Funds and have no direct or indirect financial interest in the operation of the Plan or in any agreements related to the Plan) considered various factors and determined that there is a reasonable likelihood that the Plan will benefit the IPO Fund and its shareholders.
The Plan will continue in effect from year to year if specifically approved annually (a) by the majority of the IPO Fund's outstanding voting shares or by the Board of Trustees and (b) by the vote of a majority of the Independent Trustees. While the Plan remains in effect, the Principal Financial Officer shall prepare and furnish to the Board of Trustees a written report setting forth the amounts spent by the IPO Fund under the Plan and the purposes for which such expenditures were made. The Plan may not be amended to increase materially the amount to be spent for distribution without shareholder approval and all material amendments to the Plan must be approved by the Board of Trustees and by the Independent Trustees cast in person at a meeting called specifically for that purpose. While the Plan is in effect, the selection and nomination of the Independent Trustees shall be made by those Independent Trustees then in office.

TAXES

The IPO Fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the
"Code"). By so qualifying, the IPO Fund will not be subject to Federal income taxes to the extent that it distributes its net investment income and realized net capital gains.

Distributions of investment income and of the excess of net short-term capital gain over net long-term capital loss are taxable as ordinary income (whether or not reinvested in additional IPO Fund shares). Distributions of the excess of net long-term capital gain over net short-term capital loss (net capital gains) are taxable to shareholders as long-term capital gain, regardless of the length of time the shares of the IPO Fund have been held by such shareholders and regardless of whether the distribution is received in cash or in additional shares of the IPO Fund. It is expected that dividends will constitute a small portion of the IPO Fund's gross income.

The Code requires each regulated investment company to pay a nondeductible 4% excise tax to the extent the company does not distribute, during each calendar year, 98% of its ordinary income, determined on a calendar year basis, and 98% of its capital gains determined, in general, on a December 31 year end, plus certain undistributed amounts from previous years. The IPO Fund anticipates that it will make sufficient timely distributions to avoid imposition of the excise tax.

Options and futures contracts entered into by the IPO Fund will be subject to special tax rules. These rules may accelerate income to the IPO Fund, defer

IPO Fund losses, cause adjustments in the holding periods of IPO Fund securities, convert capital gains into ordinary income and convert short-term capital losses into long-term capital losses. As a result, these rules could affect the amount, timing and character of IPO Fund distributions.

A distribution by the IPO Fund will result in a reduction in the IPO Fund's net asset value per share. Such a distribution is taxable to the shareholder as ordinary income or capital gain as described above even though, from an investor standpoint, it may constitute a return of capital. In particular, investors should be careful to consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at that time includes the amount of the forthcoming distribution. Those purchasing just prior to a distribution will then receive a return of capital on the distribution which nevertheless is taxable to them. All distributions, whether received in cash or reinvested in shares, must be reported by each shareholder on his or her federal income tax. Under the Code, dividends declared by the IPO Fund in October, November and December of any calendar year, and payable to shareholders of record in such a month, shall be deemed to have been received by the shareholder on December 31 of such calendar year if such dividend is actually paid in January of the following calendar year. The IPO Fund intends to pay all dividends during the month of December so that it will not be impacted by this rule.

A shareholder may realize a capital gain or capital loss on the sale or redemption of shares of the IPO Fund. The tax consequences of a sale or redemption depend on several factors, including the shareholder's tax basis in the shares sold or redeemed and the length of time the shares have been held. Basis in the shares may be the actual cost of those shares (net asset value of the IPO Fund shares on purchase or reinvestment date), or under certain circumstances, a loss on the sale or redemption of shares held for six months or less may be treated as a long-term capital loss to the extent that the IPO Fund has distributed long-term capital gain dividends on such shares. Moreover, a loss on sale or redemption of IPO Fund shares will be disallowed to the extent the shareholder purchases other shares of the IPO Fund within 30 days before or after the date the shares are sold or redeemed.

For Federal income tax purposes, distributions paid from net investment income and from any realized net short-term capital gains are taxable to shareholders as ordinary income, whether received in cash or in additional shares. Dividends are taxable as ordinary income, whereas capital gain distributions are taxable as long-term capital gains. The 70% dividends-received deduction for corporations will apply only to the proportionate share of the dividend attributable to dividends received by the IPO Fund from domestic corporations.

Any dividend or capital gain distribution paid shortly after a purchase of shares of the IPO Fund will have the effect of reducing the per share net asset value of such share by the amount of the dividend or distribution. Furthermore, even if the net asset value of the shares of the IPO Fund immediately after a dividend or distribution is less than the cost of such shares to the investor, the dividend or distribution will be taxable to the investor.

The IPO Fund is required to withhold federal income tax at a rate of 31% ("backup withholding") from dividend payments and redemption and exchange proceeds if an investor fails furnish the IPO Fund with his social security number or other tax identification number or fails to certify under penalty of perjury that such number is correct or that he is not subject to backup withholding due to the underreporting of income. The certification form is included as part of the share purchase application and should be completed when the account is opened.

This section is not intended to be a full discussion of present or proposed federal income tax laws and the effect of such laws on an investor. Investors are urged to consult with their respective tax advisers for a complete review of the tax ramifications of an investment in the IPO Fund.

ADDITIONAL INFORMATION

Description of Shares

Renaissance Funds is a Delaware business trust. The Delaware Trust Instrument authorizes the Trustees to issue an unlimited number of shares, which are units of beneficial interest, without par value. The Trust Instrument authorizes the Trustees to divide or redivide any unissued shares of the Renaissance Funds into one or more additional series by setting or changing in any one or more aspects their respective preferences, conversion or other rights, voting power, restrictions, limitations as to dividends, qualifications, and terms and conditions of redemption.

Shares have no subscription or preemptive rights and only such conversion or exchange rights as the Trustees may grant in their discretion. When issued for payment, as described in the Prospectus and this Statement of Additional Information, Renaissance Fund's shares will be fully paid and non-assessable. In the event of a liquidation or dissolution of Renaissance Funds, shares of the IPO Fund are entitled to receive the assets available for distribution belonging to the IPO Fund, and a proportionate distribution, based upon the relative asset values of the respective funds of the Renaissance Funds, of any general assets not belonging to any particular fund which are available for distribution.

Shares of the Renaissance Funds are entitled to one vote per share (with proportional voting for fractional shares) on such matters as shareholders are entitled to vote. On any matter submitted to a vote of the shareholders, all shares are voted separately by individual series (funds), and whenever the Trustees determine that the matter affects only certain series, may be submitted for a vote by only such series, except (1) when required by the 1940 Act, shares are voted in the aggregate and not by individual series; and
(2) when the Trustees have determined that the matter affects the interests of more than one series and that voting by shareholders of all series would be consistent with the 1940 Act, then the shareholders of all such series shall be entitled to vote thereon (either by individual series or by shares voted in the aggregate, as the Trustees in their discretion may determine). The Trustees may also determine that a matter affects only the interests of one or more classes of a series, in which case (or if required under the 1940
Act) such matter shall be voted on by such class or classes. There will normally be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees have been elected by the shareholders, at which time the Trustees then in office will call a shareholders' meeting for the election of Trustees. In addition, Trustees may be removed from office by a vote of the holders of at least two-thirds of the outstanding shares of the Renaissance Funds. A meeting shall be held for such purpose upon the written request of the holders of not less than 10% of the outstanding shares. Upon written request by ten or more shareholders meeting the qualifications of Section 16(c) of the 1940 Act, (i.e., persons who have been shareholders for at least six months, and who hold shares having a net asset value of at least $25,000 or constituting 1% of the outstanding shares) stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a Trustee, Renaissance Funds will provide a list of shareholders or disseminate appropriate materials (at the expense of the requesting shareholders).
Except as set forth above, the Trustees shall continue to hold office and may appoint their successors.

Shareholder and Trustee Liability

The Delaware Business Trust Act provides that a shareholder of a Delaware business trust shall be entitled to the same limitation of personal liability extended to shareholders of Delaware corporations, and the Delaware Trust Instrument provides that shareholders of Renaissance Funds shall not be liable for the obligations of Renaissance Funds. The Delaware Trust Instrument also provides for indemnification out of the trust property of any shareholder held personally liable solely by reason of his or her being or having been a shareholder. The Delaware Trust Instrument also provides that Renaissance Funds shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of Renaissance
Funds, and shall satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered to be extremely remote.

The Delaware Trust Instrument states further that no Trustee, officer, or agent of Renaissance Funds shall be personally liable in connection with the administration or preservation of the assets of the IPO Fund or the conduct of Renaissance Funds's business; nor shall any Trustee, officer, or agent be personally liable to any person for any action or failure to act except for his own bad faith, willful misfeasance, gross negligence, or reckless disregard of his duties. The Delaware Trust Instrument also provides that all persons having any claim against the Trustees or Renaissance Funds shall look solely to the assets of Renaissance Funds for payment.


PERFORMANCE INFORMATION

General

From time to time, quotations of the IPO Fund's performance may be included in advertisements, sales literature or reports to shareholders or prospective investors. These performance figures are calculated in the following manner.

Average Annual Total Return

Average annual total return is the average annual compound rate of return for periods of one year, five years, and ten years, all ended on the last day of a recent calendar quarter. Average annual total return quotations reflect changes in the price of the IPO Fund's shares and assume that all dividends and capital gains distributions during the respective periods were reinvested in IPO Fund shares. Average annual total return is calculated by computing the average annual compound rates of return of a hypothetical investment over such periods, according to the following formula (average annual total return is then expressed as a percentage):

           1/n
T = (ERV/P)    -1

		Where:

		T	=	Average annual total return

		P	=	A hypothetical initial investment of $1,000

		n	=	Number of years

		ERV	=	Ending redeemable value: ERV is the value, at the end of	the
applicable period, of a hypothetical $1,000 investment made at the beginning of the applicable period.


It should be noted that average annual total return is based on historical earnings and based on changes in market conditions and the level of the IPO Fund's expenses.

In connection with communicating its average annual total return to current or prospective shareholders, the IPO Fund also may compare these figures to the performance of other mutual funds tracked by the mutual fund rating services or to unmanaged indices which may assume reinvestment of dividends but generally do not reflect deductions for administrative and management cost.

Comparison of Portfolio Performance

Comparison of the quoted non-standardized performance of various investments is valid only if performance is calculated in the same manner. Because there are different methods of calculating performance, investors should consider the effect of the methods used to calculate performance when comparing performance of the IPO Fund with performance equated with respect to other investment companies or types of investments.

Marketing and other IPO Fund literature may include a description of the potential risks and rewards associated with an investment in the IPO Fund. The description may include a "risk/return spectrum" which compares the IPO Fund to other Funds investing in IPO's or broad categories of funds, such as money market, bond or equity funds, in terms of potential risk and returns. Money market funds are designed to maintain a constant $1.00 share price and have a fluctuating yield. Share price, yield and total return of a bond fund will fluctuate. The share price and return of an equity fund also will fluctuate. Risk/return spectrums also may depict funds that invest in both domestic and foreign securities or a combination of bond and equity securities.

                       	FINANCIAL STATEMENT

                     	THE RENAISSANCE IPO FUNDS
                 	STATEMENT OF ASSETS  AND LIABILITIES
                                      	, 1997






                       	TO BE FILED BY AMENDMENT

                      	PART C. OTHER INFORMATION

ITEM 24.	Financial Statements and Exhibits

      		 (a) Financial statements.

          			In Part A:

                 				None.

          			In Part B:

                 				None.

          			In Part C:

                 				None.

       		(b)	Exhibits

 	EX-99.B1(a)		Certificate of Trust is filed herewith.

 	EX-99.B1(b)			Delaware Trust Instrument is filed herewith.

 	EX-99.B2		Bylaws are filed herewith.

 	EX-99.B3		None.

 	EX-99.B4		None.

 	EX-99.B5		To be filed.

 	EX-99.B6		To be filed.

 	EX-99.B7		None.

 	EX-99.B8		To be filed.

 	EX-99.B9(a)		To be filed.

 	EX-99.B9(b)		To be filed.

 	EX-99.B9(c)		To be filed.

 	EX-99.B10(a)		To be filed.

 	EX-99.B10(b)		To be filed.

 	EX-99.B11		Consent of Kramer, Levin, Naftalis & Frankel is filed herewith.

 	EX-99.B12			None.

 	EX-99.B13		To be filed.

 	EX-99.B14		None.

 	EX-99.B15		To be filed.

 	EX-99.B16		To be filed.

 	EX-99.B17		None.

 	EX-99.B18		None.

ITEM 25.	Persons Controlled By or Under Common Control with Registrant

       		None.


ITEM 26.	Number of Holders of Securities

        	Title of Class; Shares of               	Number of Record Holders
        	beneficial interest	                     as of January __, 1997
         -------------------------                ------------------------

        	Renaissance IPO Fund                              	0


ITEM 27.	Indemnification

        	Article X, Section 10.02 of the Registrant's Delaware Trust Instrument, incorporated herein as Exhibit 2 hereto, provides for the indemnification of Registrant's Trustees and officers, as follows:

        	"Section 10.02  Indemnification.

        	(a)	Subject to the exceptions and limitations contained in
         Subsection 10.02(b):

       		(i)	every person who is, or has been, a Trustee or officer of the
         Trust (hereinafter referred to as a "Covered Person") shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;

      	 	(ii)	the words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened while in office or thereafter, and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

        	(b)	No indemnification shall be provided hereunder to a Covered
         Person:

       		(i)	who shall have been adjudicated by a court or body before
         which the proceeding was brought (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office or (B) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust; or

       		(ii)	in the event of a settlement, unless there has been a
         determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office, (A) by the court or other body approving the settlement; (B) by at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or (C) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry).

        	(c)	The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any
         Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person.  Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Covered
         Persons, and other persons may be entitled by contract or
         otherwise under law.

        	(d)	Expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in Subsection (a) of this Section 10.02 may be paid by the Trust or Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such
         Covered Person that such amount will be paid over by him to the
         Trust or Series if it is ultimately determined that he is not entitled to indemnification under this Section 10.02; provided, however, that either (i) such Covered Person shall have provided appropriate security for such undertaking, (ii) the Trust is insured against losses arising out of any such advance payments or (iii)
         either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-
         type inquiry or full investigation), that there is reason to believe that such Covered Person will be found entitled to indemnification under this Section 10.02."

	        Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers, and controlling persons or Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Investment Company Act of 1940, as amended, and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer, or controlling person of Registrant in the successful defense of any action, suit, or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 28.	Business and Other Connections of Investment Adviser

   	Renaissance Capital Corporation, Registrant's investment adviser, is a registered investment adviser providing research on initial public offerings to institutional and individual investors.


Name                   	Position with the Adviser    Other Employment
----                    -------------------------    ----------------

William K. Smith        Chairman of the Board,       Chairman of the Board
                        President and Director       and President of
                                                     Renaissance Capital
                                                     Investments, Inc., the
                                                     distributor

Kathleen Shelton Smith  Vice President, Secretary,   Secretary, Treasurer,
                        Treasurer and Director       and Director of
                                                     distributor

Linda R. Killian        Vice President, Assistant    Vice President,
                        Secretary and Director       Assistant Secretary, and
                                                     Director of the
                                                     distributor


The business address of each of the officers and directors is 325
Greenwich Avenue, Greenwich, CT 06830.

Item 29.  Principal Underwriters

         	(a) ________________ acts as principal underwriter for the Renaissance Funds.

         	(b)

         	(c)  Not applicable.

ITEM 30.	Location of Accounts and Records

       		The majority of the accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 (the
"1940 Act") and the Rules thereunder are maintained at the offices of
_________ (the Transfer Agent) and ___________ (the Administrator).  The
records required to be maintained  under Rule 31a-1(b)(1) with respect to journals of receipts and deliveries of securities and receipts and disbursements of cash are maintained at the offices of the Registrant's custodian, as listed under "Investment Advisory and Other Services" in
Part B to this Registration Statement.


ITEM 31.	Management Services

       		Not applicable.

ITEM 32.	Undertakings

       		Registrant undertakes to file a post-effective amendment, using financial statements which need not be certified within four to six months from the effective date of registrant's 1933 Act registration statement.

                            	SIGNATURES

   	Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Greenwich, and the State of Connecticut on this 6th day of February, 1997.


                                              	RENAISSANCE FUNDS

                                           	By:/s/William K. Smith

                                            William K. Smith, President

---------------------------------------------------------------------------

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on the 6th day of February, 1997.



/s/William K. Smith                   		Chairman, Trustee, President and
                                        Chief Financial Officer
William K. Smith



/s/ Kathleen Shelton Smith            		Trustee

Kathleen Shelton Smith



/s/ Linda R. Killian                  		Trustee

Linda R. Killian

EXHIBIT INDEX


EX-99.B1(a)	Certificate of Trust.

EX-99.B1(b)	Delaware Trust Instrument.

EX-99.B2	Bylaws.

EX-99.B11(a)	Consent of Kramer, Levin, Naftalis & Frankel.